Related Party Transactions - Summary of Significant Related Party Transactions (Detail) shares in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2024 TWD ($) shares	Dec. 31, 2023 TWD ($)	Dec. 31, 2025 USD ($)
Disclosure of transactions between related parties [Line Items]
Payable to equipment suppliers	$ 8,312	$ 21,473		$ 265
Acquisition of property, plant and equipment	$ 84,919	10,496	$ 35,261
JMC ELECTRONICS CO., LTD. [member]
Disclosure of transactions between related parties [Line Items]
Relationship	Associate
Daypower Energy [member]
Disclosure of transactions between related parties [Line Items]
Relationship	Associate
Payable to equipment suppliers	$ 3,612	$ 21,473
Acquisition of property, plant and equipment	84,919
Number of shares traded | shares		1,000
Acquisition price	$ 0	$ 12,500	0
Xingwang Energy [member]
Disclosure of transactions between related parties [Line Items]
Relationship	Associate
Payable to equipment suppliers	$ 4,700
Siliconware Precision Industries Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Relationship	Entity that has significant influence over the Company
Acquisition of property, plant and equipment		$ 10,496	$ 35,261